Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information [Abstract]
Future policy benefits and expenses	$ 289,303	$ 216,602	$ 210,978
Unearned premiums	3,159	4,004	4,281
Claims and benefits payable	96,654	107,075	108,426
Premium revenue	4,519	21,669	23,702
Net investment income	2,437	5,965	6,834
Benefits claims, losses and settlement expenses	3,037	16,327	15,941
Other operating expenses	$ 1,155	$ 6,689	$ 7,755